LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS - Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts (Details) - GBP (£)
£ in Millions
	Dec. 31, 2021	Dec. 31, 2020
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts [Line Items]
Participating investment contracts	£ 45,040	£ 38,452
Discounted cash flows
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts [Line Items]
Insurance contracts	109,200	102,424
Participating investment contracts	13,623	13,041
Total	122,823	115,465
With-profit fund | Discounted cash flows
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts [Line Items]
Insurance contracts	7,232	7,824
Participating investment contracts	6,641	6,475
Total	13,873	14,299
Non-profit fund | Discounted cash flows
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts [Line Items]
Insurance contracts	101,968	94,600
Participating investment contracts	6,982	6,566
Total	£ 108,950	£ 101,166